Consolidated statement of comprehensive income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Net profit		€ 3,579	€ 3,811	[1]
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		211	(45)	[1]
Remeasurement of defined benefit pension plans		91	(59)	[1]
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		196	(47)	[1]
Currency retranslation gains/(losses)		627	(1,552)	[1]
Other comprehensive income		1,125	(1,703)	[1]
Attributable to:
Non-controlling interests		258	25	[1]
Shareholders’ equity		4,446	1,496	[1]
Discontinued operations
Items that may be reclassified subsequently to profit or loss, net of tax:
Other comprehensive income		0	(587)	[1]
Aggregate continuing and discontinued operations
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		211	(45)
Remeasurement of defined benefit pension plans		91	(37)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		196	(95)
Currency retranslation gains/(losses)	[2]	627	(2,113)
Total comprehensive income		€ 4,704	€ 1,521	[1]

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[2]	2026 includes a hyperinflation adjustment of €299 million (2025: €(43) million) in relation to Argentina and Turkey.